Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Revenue Text Block Abstract
Schedule of revenue by product
	Six months ended		Year ended
	June 30,		December 31,
	2022	2021	2021
	Unaudited		Audited
	USD in thousands

Miniature camera and related equipment (from ScoutCam)	-	24	24
Products (from Jeffs’ Brands)	2,343	1,910	6,509
Revenues from commissions (from Eventer)	1,472	459	1,185
Revenues from internet services (from Gix Internet)*	31,144	-	-
MUSE and related equipment (from Medigus).	-	-	2,400

Total	34,959	2,393	10,118

*	The revenues from Gix Internet for the period March 01 ,2022-June 30, 2022.

Schedule of major customers
	Six months ended		Year ended
	June 30,		December 31,
	2022	2021	2021
	USD in thousands
Customer A	6,458	-	-
Customer B	5,124	-	-
Customer C	-	-	2,400
Customer D	-	21	-